Financial Risks - Summary of Reconciliation of the Loss Allowance Movements with an Impact on the Income Statement with the Net Impairment Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets measured at amortized cost [Line Items]
Impairment charge in P&L	€ (119)	€ (138)
Other [member]
Disclosure of financial assets measured at amortized cost [Line Items]
Impairment charge in P&L	(60)	(41)
Measured at amortized cost [member] | Mortgage loans [member]
Disclosure of financial assets measured at amortized cost [Line Items]
Impairment charge in P&L	(15)	10
Measured at amortized cost [member] | Debt securities measured at FVOCI
Disclosure of financial assets measured at amortized cost [Line Items]
Impairment charge in P&L	€ (44)	€ (108)